Property and equipment	12 Months Ended
Mar. 31, 2018
Property and equipment

13. Property and equipment

Property and equipment by asset category is as follows:

	As of March 31,
	2017	2018	2018
	(In millions)
Land and premises	Rs.16,987.3	Rs.17,992.1	US$	276.4
Software and systems	22,004.6	24,554.4		377.1
Equipment and furniture	60,004.5	64,927.1		997.2

Property and equipment, at cost	98,996.4	107,473.6		1,650.7
Less: Accumulated depreciation	60,027.1	68,505.5		1,052.2

Property and equipment, net	Rs.38,969.3	Rs.38,968.1	US$	598.5

Depreciation and amortization charged for the years ended March 31, 2016, March 31,2017 and March 31, 2018 was Rs. 7,427.5 million, Rs. 8,876.9 million and Rs. 9,678.9 million (US$ 148.7 million), respectively.